AIG Life and Retirement 21650 Oxnard Street Suite 750 Woodland Hills, CA 91367 www.aig.com Helena Lee Associate General Counsel T + 1 310 772 6259 F + 1 310 772 6569 Helena.Lee@aig.com	July 30, 2020 VIA EDGAR & E-MAIL Ms. Sally Samuel U.S. Securities and Exchange Commission Division of Investment Management 100 F. Street. N.E. Washington, D.C. 20549

Re:  Variable Separate Account (“Registrant”)

American General Life Insurance Company (“Depositor”)

Polaris Platinum III Variable Annuity

Post-Effective Amendment No. 23 and Amendment No. 23 on Form N-4

File Numbers: 333-185762 and 811-03859

Dear Ms. Samuel:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 23 and Amendment No. 23 under the 1933 Act and the 1940 Act (the “Amendments”), respectively, to the Registration Statement on Form N-4.

The purpose of this 485(a) filing is to add a new optional guaranteed living benefit feature, [Polaris Income Max] and to modify the optional Polaris Income Plus Daily Flex guaranteed living benefit feature for prospectively issued contracts.

The new [Polaris Income Max] feature will offer contract owners guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. The new feature will allow contract owners the flexibility to make a one-time change to their initial Income Option and to Covered Person(s). Annual Income Credits will be available up until Lifetime Income is activated.

For the Polaris Income Plus Daily Flex guaranteed living benefit, we have modified the feature so that eligibility for the Minimum Income Base will only apply up until Lifetime Income is activated.

We will continue to offer the current Polaris Income Plus Flex and Polaris Income Plus Daily Flex guaranteed living benefit features for prospectively issued contracts in a separate prospectus. These features will only be offered by broker-dealers who do not offer the [Polaris Income Max] and modified Polaris Income Plus Daily Flex guaranteed living benefit features.

The GLB Optional Feature Expenses, Total Annual Portfolio Operating Expenses, and Maximum and Minimum Expense Examples will be filed in a subsequent Post-Effective Amendment 485(b) filing prior to the automatic effective date of this 485(a) Post-Effective Amendment filing. The Optional Living Benefits Examples appendix related to the modified GLB features will be updated and filed in the same subsequent Post-Effective Amendment 485(b) filing.

Registrant does not intend for this Post-Effective Amendment No. 23 and Amendment No. 23 to delete from this Registration Statement, any document included in the Registration Statement, but not filed herein including any currently effective prospectus, Statement of Additional Information or supplements thereto.

We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent in the subsequent Post-Effective Amendment 485(b) filing.

Under separate cover, we submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the “(b)(1)(vii) Letter”) requesting that the modifications in the Amendments be used as a template for other existing registration statements (“Other Filings”). The (b)(1)(vii) Letter will commit to incorporate the modifications in the Amendments, and any applicable Staff comments thereto, into the Other Filings by means of the 485(b) filings.

The Amendments will automatically become effective on September 28, 2020. We kindly request that the Staff provide comments no later than September 1, 2020. We would then have sufficient time to work with the Staff to address any comments and file the subsequent 485(b) amendment reflecting those comments. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee